Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	5.20%
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	5.09%	4.31%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.30%)	1.44%	2.26%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.63%)	1.64%	2.27%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(3.78%)	1.98%	2.87%
Performance Inception Date	Aug. 02, 1999
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.35%	2.44%	2.72%
Performance Inception Date	Dec. 29, 2000
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	3.62%	3.88%
Performance Inception Date	Dec. 01, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	3.55%	3.81%
Performance Inception Date	Dec. 29, 2000
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	3.48%	3.75%
Performance Inception Date	Jun. 18, 1953